SHAREHOLDERS EQUITY (Schedule of RSUs Activity) (Details) - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
RSUs Activity [Line Item]
Outstanding at January 1, 2016	7,831
Granted	1,250
Converted	(5,716)	(3,584)
Forfeited	(625)
Outstanding at December 31, 2016	2,740